Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Destra Investment Trust
Entity Central Index Key	0001492374
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000174035
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class A
Trading Symbol	DPIAX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	1.47%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.47%
AssetsNet	$ 244,827,742
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 955,411
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$244,827,742 Number of Portfolio Holdings225 Advisory Fee $955,411 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.7%
Corporate Debt Securities	1.1%
Contingent Capital Securities	25.3%
Preferred Securities	72.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.2%
Health Care	0.2%
Consumer Discretionary	0.6%
Money Market Funds	0.7%
Consumer Staples	1.4%
Communications	1.6%
Energy	3.6%
Utilities	13.7%
Financials	77.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	4.1%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.3%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.6%
KeyCorporation, 5.000%, 12/29/49	1.5%
Athene Holding Ltd., 6.350%, 06/30/29	1.5%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%

C000174036
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class C
Trading Symbol	DPICX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$111	2.22%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	2.22%
AssetsNet	$ 244,827,742
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 955,411
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$244,827,742 Number of Portfolio Holdings225 Advisory Fee $955,411 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.7%
Corporate Debt Securities	1.1%
Contingent Capital Securities	25.3%
Preferred Securities	72.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.2%
Health Care	0.2%
Consumer Discretionary	0.6%
Money Market Funds	0.7%
Consumer Staples	1.4%
Communications	1.6%
Energy	3.6%
Utilities	13.7%
Financials	77.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	4.1%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.3%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.6%
KeyCorporation, 5.000%, 12/29/49	1.5%
Athene Holding Ltd., 6.350%, 06/30/29	1.5%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%

C000174037
Shareholder Report [Line Items]
Fund Name	Destra Flaherty & Crumrine Preferred and Income Fund
Class Name	Class I
Trading Symbol	DPIIX
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-877-855-3434
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	1.22%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.22%
AssetsNet	$ 244,827,742
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 955,411
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$244,827,742 Number of Portfolio Holdings225 Advisory Fee $955,411 Portfolio Turnover7%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Money Market Funds	0.7%
Corporate Debt Securities	1.1%
Contingent Capital Securities	25.3%
Preferred Securities	72.9%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.6%
Materials	0.2%
Health Care	0.2%
Consumer Discretionary	0.6%
Money Market Funds	0.7%
Consumer Staples	1.4%
Communications	1.6%
Energy	3.6%
Utilities	13.7%
Financials	77.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Banco Santander S.A., 4.750%, 08/12/73	4.1%
Liberty Mutual Group, Inc., 7.800%, 03/15/37	3.3%
Comerica, Inc., 5.625%, 10/01/68	2.1%
Provident Financing Trust I, 7.405%, 03/15/38	1.9%
New York Community Bancorp, Inc., 6.375%, 03/17/27	1.6%
KeyCorporation, 5.000%, 12/29/49	1.5%
Athene Holding Ltd., 6.350%, 06/30/29	1.5%
Wells Fargo & Company, 6.850%, 07/15/74	1.4%
Bank of Nova Scotia (The), 4.900%, 09/04/68	1.4%
Synovus Financial Corporation, 8.397%, 07/01/29	1.3%